Financial Assets and Liabilities - Financial Liabilities (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 303,776	£ 148,263
Lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	58,007	69,014
Lease liabilities | Current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	14,450	14,573
Lease liabilities | Non-current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	43,557	54,441
At amortised cost
Disclosure of financial liabilities [line items]
Total financial liabilities	237,325	67,790
At amortised cost | Borrowings
Disclosure of financial liabilities [line items]
Total financial liabilities	144,754	0
At amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Total financial liabilities	10,976	5,480
At amortised cost | Accruals
Disclosure of financial liabilities [line items]
Total financial liabilities	56,890	55,195
At amortised cost | Client volume discounts/rebates
Disclosure of financial liabilities [line items]
Total financial liabilities	17,922	1,011
At amortised cost | Deferred consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	6,783	6,104
At fair value through profit or loss | Contingent consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 8,444	£ 11,459